                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Financial Officer
Phone: (416) 363-5854  x222

Signature, Place, and Date of Signing:



/s/ Blake Murphy                        Toronto, Ontario   May 10, 2006
-------------------------------------   ----------------   ---------------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          123
Form 13F Information Table Value Total:   $2,869,989
                                          (thousands)

List of Other Included Managers: _________

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-_________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                 COLUMN 8
                                                    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7 -------------------------
COLUMN 1                   COLUMN 2        COLUMN 3 -------- ---------------------- ---------- --------       VOTING AUTHORITY
--------             -------------------- ---------   VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER  -------------------------
NAME OF ISSUER          TITLE OF CLASS      CUSIP    (X1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------       -------------------- --------- -------- ---------- --- ------- ---------- -------- ---------- ------ -------
AIR PRODUCTS &
   CHEMICALS INC     COMMON               009158106    6,114     91,000 SH          SOLE                    49,100         41,900
AMERICAN
   INTERNATIONAL
   GROUP INC         COMMON               026874107   37,367    565,400 SH          SOLE                   354,100        211,300
AMERN INTL GROUP INC COMMON               026874107   14,160    214,260 SH          DEFINED           1    214,260
ANALOGIC CORP        COMMON               032657207    5,270     79,600 SH          DEFINED           1     79,600
ANALOGIC CORP        COMMON               032657207   12,407    187,411 SH          SOLE                   122,061         65,350
ANGLO AMERICAN
   PLC ADR           ADR                  03485P102      127      6,514 SH          SOLE                     5,212          1,302
APACHE CORP          COMMON               037411105    2,162     33,000 SH          DEFINED           1     33,000
APACHE CORP          COMMON               037411105      242      3,700 SH          SOLE                     3,700
APPLIED MATERIALS    COMMON               038222105    3,207    183,150 SH          DEFINED           1    183,150
APPLIED MATERIALS    COMMON               038222105    8,865    506,300 SH          SOLE                   252,800        253,500
BEMIS INC            COMMON               081437105    9,679    306,500 SH          DEFINED           1    306,500
BEMIS INC            COMMON               081437105   25,649    812,200 SH          SOLE                   512,400        299,800
BERKSHIRE HATHAWAY   CLASS B              084670207   20,268      6,729 SH          DEFINED           1      6,729
BERKSHIRE HATHAWAY   CLASS B              084670207   56,373     18,716 SH          SOLE                    11,796          6,920
BORG WARNER INC      COMMON               099724106    2,678     44,600 SH          DEFINED           1     44,600
BORG WARNER INC      COMMON               099724106   10,105    168,300 SH          SOLE                   106,800         61,500
BRISTOL MYERS SQUIBB COMMON               110122108   14,757    599,650 SH          DEFINED           1    599,650
BRISTOL MYERS SQUIBB COMMON               110122108   40,555  1,647,900 SH          SOLE                 1,063,000        584,900
BRISTOW GROUP INC    COMMON               110394103    1,304     42,200 SH          DEFINED           1     42,200
BRISTOW GROUP INC    COMMON               110394103    8,620    278,950 SH          SOLE                   177,400        101,550
CALLAWAY GOLF CO     COMMON               131193104    3,629    211,000 SH          DEFINED           1    211,000
CALLAWAY GOLF CO     COMMON               131193104    8,980    522,100 SH          SOLE                   337,500        184,600
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300    5,335    112,625 SH          DEFINED           1    112,625
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300   11,918    251,600 SH          SOLE                   159,300         92,300
CEMEX S A            ADR                  151290889  341,739  5,234,976 SH          SOLE                 4,867,209        367,767
CENTRAL STL & WIRE   COMMON               155411101      239        384 SH          SOLE                                      384
CHEMTURA CORP        COMMON               163893100      152     12,893 SH          SOLE                    12,227            666
CISCO SYSTEMS INC    COMMON               17275R102      115      5,300 SH          SOLE                     4,800            500
CITIGROUP INC        COMMON               172967101   14,741    312,118 SH          DEFINED           1    312,118
CITIGROUP INC        COMMON               172967101   40,725    862,268 SH          SOLE                   548,827        313,441
COLUMBIA SPORTSWEAR  COMMON               198516106    1,947     36,500 SH          DEFINED           1     36,500
COLUMBIA SPORTSWEAR  COMMON               198516106    6,256    117,305 SH          SOLE                    73,900         43,405
COOPER INDS LTD      COMMON               G24182110    2,445     28,140 SH          SOLE                    17,480         10,660
CRANE CO             COMMON               224399105    9,602    234,150 SH          DEFINED           1    234,150
CRANE CO             COMMON               224399105   22,170    540,600 SH          SOLE                   359,490        181,110
EMERSON ELEC CO      COMMON               291011104    8,233     98,450 SH          DEFINED           1     98,450
EMERSON ELEC CO      COMMON               291011104   15,321    183,200 SH          SOLE                   115,100         68,100
GANNETT INC          COMMON               364730101   16,805    280,450 SH          DEFINED           1    280,450
GANNETT INC          COMMON               364730101   41,195    687,500 SH          SOLE                   407,700        279,800
GLATFELTER           COMMON               377316104    3,106    169,475 SH          DEFINED           1    169,475
GLATFELTER           COMMON               377316104    6,817    371,890 SH          SOLE                   217,230        154,660
GRANITE CONSTR INC   COMMON               387328107    5,971    122,650 SH          DEFINED           1    122,650
GRANITE CONSTR INC   COMMON               387328107   18,187    373,609 SH          SOLE                   223,422        150,187
HARLEY DAVIDSON INC  COMMON               412822108    6,602    127,250 SH          DEFINED           1    127,250
HARLEY DAVIDSON INC  COMMON               412822108    8,731    168,300 SH          SOLE                   117,800         50,500
HASBRO INC           COMMON               418056107    7,081    335,600 SH          DEFINED           1    335,600
HASBRO INC           COMMON               418056107   25,356  1,201,700 SH          SOLE                   739,200        462,500
HEWLETT PACKARD CO   COMMON               428236103    8,729    265,317 SH          DEFINED           1    265,317
HEWLETT PACKARD CO   COMMON               428236103   21,783    662,110 SH          SOLE                   430,164        231,946
HOME DEPOT INC       COMMON               437076102    1,929     45,600 SH          DEFINED           1     45,600

                                                                                                                 COLUMN 8
                                                    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7 -------------------------
COLUMN 1                   COLUMN 2        COLUMN 3 -------- ---------------------- ---------- --------       VOTING AUTHORITY
--------             -------------------- ---------   VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER  -------------------------
NAME OF ISSUER          TITLE OF CLASS      CUSIP    (X1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------       -------------------- --------- -------- ---------- --- ------- ---------- -------- ---------- ------ -------
HOME DEPOT INC       COMMON               437076102    5,063    119,700 SH          SOLE                    76,300         43,400
HONEYWELL INTL INC   COMMON               438516106    4,670    109,200 SH          SOLE                    82,900         26,300
HUBBELL INC          CLASS B              443510201    5,227    101,970 SH          DEFINED           1    101,970
HUBBELL INC          CLASS B              443510201   18,710    365,000 SH          SOLE                   185,300        179,700
INTEL CORP           COMMON               458140100    2,536    130,300 SH          DEFINED           1    130,300
INTEL CORP           COMMON               458140100    9,243    475,000 SH          SOLE                   297,900        177,100
INTERFACE INC        CLASS A              458665106      428     31,000 SH          DEFINED           1     31,000
INTERFACE INC        CLASS A              458665106    2,722    197,100 SH          SOLE                   118,400         78,700
JOHNSON & JOHNSON    COMMON               478160104    5,242     88,520 SH          DEFINED           1     88,520
JOHNSON & JOHNSON    COMMON               478160104    8,611    145,400 SH          SOLE                   100,400         45,000
JPMORGAN CHASE & CO  COMMON               46625H100    7,250    174,100 SH          DEFINED           1    174,100
JPMORGAN CHASE & CO  COMMON               46625H100   23,527    565,000 SH          SOLE                   358,500        206,500
KAYDON CORP          COMMON               486587108    5,392    133,600 SH          DEFINED           1    133,600
KAYDON CORP          COMMON               486587108   13,089    324,300 SH          SOLE                   204,400        119,900
KEMET CORP           COMMON               488360108    5,611    592,500 SH          DEFINED           1    592,500
KEMET CORP           COMMON               488360108   20,945  2,211,700 SH          SOLE                 1,405,100        806,600
LEGGETT & PLATT INC  COMMON               524660107   14,281    586,000 SH          DEFINED           1    586,000
LEGGETT & PLATT INC  COMMON               524660107   39,133  1,605,800 SH          SOLE                 1,020,900        584,900
LIZ CLAIBORNE INC    COMMON               539320101   11,483    280,200 SH          DEFINED           1    280,200
LIZ CLAIBORNE INC    COMMON               539320101   29,473    719,200 SH          SOLE                   469,100        250,100
MARKEL CORP          COMMON               570535104   17,208     50,960 SH          DEFINED           1     50,960
MARKEL CORP          COMMON               570535104   45,955    136,090 SH          SOLE                    83,210         52,880
MASCO CORP           COMMON               574599106    5,985    184,200 SH          DEFINED           1    184,200
MASCO CORP           COMMON               574599106    7,798    240,000 SH          SOLE                   159,790         80,210
MATTEL INC           COMMON               577081102    9,272    511,400 SH          DEFINED           1    511,400
MATTEL INC           COMMON               577081102   22,347  1,232,600 SH          SOLE                   784,000        448,600
MERCANTILE BANKSHARE COMMON               587405101    8,108    210,875 SH          DEFINED           1    210,875
MERCANTILE BANKSHARE COMMON               587405101   20,728    539,100 SH          SOLE                   366,600        172,500
MERCK & CO INC       COMMON               589331107   15,953    452,825 SH          DEFINED           1    452,825
MERCK & CO INC       COMMON               589331107   40,736  1,156,300 SH          SOLE                   746,200        410,100
MICROSOFT CORP       COMMON               594918104   13,346    490,480 SH          DEFINED           1    490,480
MICROSOFT CORP       COMMON               594918104   20,617    757,700 SH          SOLE                   490,100        267,600
MOLEX INC            CLASS A              608554200    7,342    247,050 SH          DEFINED           1    247,050
MOLEX INC            CLASS A              608554200   13,350    449,200 SH          SOLE                   286,200        163,000
NATUZZI SPA          ADR ORD              63905A101    5,751    787,740 SH          SOLE                   773,340         14,400
PETROLEO BRASILEIRO  ADR PREF             71654V101    2,897     36,280 SH          SOLE                    36,280
PETROLEO BRASILEIRO  ADR ORD              71654V408  321,262  3,706,725 SH          SOLE                 3,437,025        269,700
PFIZER INC           COMMON               717081103    9,262    371,668 SH          DEFINED           1    371,668
PFIZER INC           COMMON               717081103   25,761  1,033,746 SH          SOLE                   649,929        383,817
POSCO                ADR                  693483109   29,067    455,600 SH          SOLE                   421,200         34,400
REGAL BELOIT CORP    COMMON               758750103    7,725    182,750 SH          DEFINED           1    182,750
REGAL BELOIT CORP    COMMON               758750103   15,906    376,300 SH          SOLE                   254,600        121,700
RYANAIR HLDGS        ADR ORD              783513104   46,987    859,000 SH          SOLE                   822,300         36,700
SAMSUNG ELECTRS LTD  GDR ORD              796050888  127,526    393,367 SH          SOLE                   366,117         27,250
SANDERSON FARMS      COMMON               800013104    1,532     68,400 SH          DEFINED           1     68,400
SANDERSON FARMS      COMMON               800013104    4,638    207,072 SH          SOLE                   132,302         74,770
SCHERING PLOUGH CORP COMMON               806605101    3,055    160,900 SH          DEFINED           1    160,900
SCHERING PLOUGH CORP COMMON               806605101   11,789    620,800 SH          SOLE                   410,100        210,700
SK TELECOM CO LTD    ADR ORD              78440P108  109,198  4,629,000 SH          SOLE                 4,322,700        306,300
STANDEX INTL CORP    COMMON               854231107    1,798     56,800 SH          DEFINED           1     56,800
STANDEX INTL CORP    COMMON               854231107      196      6,200 SH          SOLE                     6,200
STMICROELECTRONICS   ADR ORD              861012102  164,184  8,927,880 SH          SOLE                 8,360,070        567,810
STORA ENSO CORP ADR  ADR                  86210M106       77      5,036 SH          SOLE                     5,036
SUPERIOR INDS INTL   COMMON               868168105    7,119    367,700 SH          DEFINED           1    367,700

                                                                                                                 COLUMN 8
                                                    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7 -------------------------
COLUMN 1                   COLUMN 2        COLUMN 3 -------- ---------------------- ---------- --------       VOTING AUTHORITY
--------             -------------------- ---------   VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER  -------------------------
NAME OF ISSUER          TITLE OF CLASS      CUSIP    (X1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------       -------------------- --------- -------- ---------- --- ------- ---------- -------- ---------- ------ -------
SUPERIOR INDS INTL   COMMON               868168105   20,197  1,043,400 SH          SOLE                   703,410        339,990
SYNTEL INC           COMMON               87162H103    1,534     81,100 SH          DEFINED           1     81,100
SYNTEL INC           COMMON               87162H103    7,042    372,200 SH          SOLE                   232,100        140,100
TELEFONOS DE MEXICO  ADR                  879403780  262,988 11,698,740 SH          SOLE                10,929,840        768,900
TELLABS INC          COMMON               879664100   15,522    976,250 SH          DEFINED           1    976,250
TELLABS INC          COMMON               879664100   44,584  2,804,050 SH          SOLE                 1,848,752        955,298
TERADYNE INC         COMMON               880770102    1,091     70,350 SH          DEFINED           1     70,350
TERADYNE INC         COMMON               880770102    3,246    209,300 SH          SOLE                   120,900         88,400
TIDEWATER INC        COMMON               886423102   15,677    283,850 SH          DEFINED           1    283,850
TIDEWATER INC        COMMON               886423102   38,363    694,600 SH          SOLE                   503,300        191,300
V F CORP             COMMON               918204108    5,531     97,200 SH          DEFINED           1     97,200
V F CORP             COMMON               918204108   26,208    460,600 SH          SOLE                   299,400        161,200
VERIZON COMMUNICATNS COMMON               92343V104    4,055    119,050 SH          DEFINED           1    119,050
VERIZON COMMUNICATNS COMMON               92343V104   12,504    367,110 SH          SOLE                   255,888        111,222
WALT DISNEY CO       COMMON               254687106   13,562    486,250 SH          DEFINED           1    486,250
WALT DISNEY CO       COMMON               254687106   28,955  1,038,200 SH          SOLE                   683,900        354,300
WASHINGTON FED INC   COMMON               938824109   10,712    442,664 SH          SOLE                   301,484        141,180
WELLS FARGO & CO     COMMON               949746101   12,008    188,000 SH          DEFINED           1    188,000
WELLS FARGO & CO     COMMON               949746101   23,350    365,580 SH          SOLE                   258,430        107,150